Trade Receivables, Other Receivables and Prepayments (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017
Trade and other receivables [abstract]
Trade receivables	$ 13,136,918	$ 11,860,798
Bad debt provision for trade receivables	(1,342,328)	(1,359,255)
Trade receivables, net	$ 11,794,590	$ 10,501,543